Derivative Liabilities (Details Narrative)	Jun. 30, 2021	Dec. 31, 2020
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Fair value measurement percentage	112	112
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Fair value measurement percentage	120	85
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Fair value measurement percentage	130	92
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Fair value measurement percentage	2.54	2.54
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Fair value measurement percentage	0.05	1.60
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Fair value measurement percentage	0.01	1.64